Related Party Transactions	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Related Party Transactions
Related Party Transactions

6.Related Party Transactions

Certain Plan investments include investments in shares of Company stock.  For the year ended December 31, 2025, the Plan purchased 47,506 shares of Company Stock at a cost of $801,030.  For the year ended December 31, 2025, the Plan sold 85,616 shares of Company Stock, with proceeds of $1,557,378, and had participant distributions of 20,498 shares with a market value of $377,778. At December 31, 2025, the Plan held $12,587,426 (645,509 shares) of Company Stock.  At December 31, 2024, the Plan held $12,519,200 (704,117 shares) of Company Stock.  During the Plan year December 31, 2025, total dividends received from the Company stock were $172,432. The Plan also holds investments in common/collective trusts which are managed by Old Second National Bank (the “Bank”), a subsidiary of the Company; fees paid by the Plan to the Bank for these services are not material.  Old Second National Bank is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions.

The Charles Schwab Trust Company is a custodian of the Plan and the Plan has investments in a Charles Schwab money market account and registered investment company funds; therefore, these transactions qualify as party-in-interest transactions.

Old Second National Bank provides certain accounting and administrative services to the Plan for which no fees are charged.  Old Second National Bank paid certain accounting, administrative and investment management service expenses for the Plan in the amount of $107,155 for year ended December 31, 2025.